Taxation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Taxation
6. Taxation
6A. Income tax
Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.
Current tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.
Unilever is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions are made against individual exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. The provision is estimated based on one of two methods, the expected value method (the sum of the probability weighted amounts in a range of possible outcomes) or the single most likely amount method, depending on which is expected to better predict the resolution of the uncertainty.

	€ million	€ million	€ million
Tax charge in income statement	2020	2019	2018
Current tax
Current year	(2,128)	(2,098)	(2,647)
Over/(under) provided in prior years	(154)	119	(10)

	(2,282)	(1,979)	(2,657)

Deferred tax
Origination and reversal of temporary differences	344	(255)	5
Changes in tax rates	(19)	(59)	(12)
Recognition of previously unrecognised losses brought forward	34	30	92

	359	(284)	85

	(1,923)	(2,263)	(2,572)

The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2020	% 2019	% 2018
Computed rate of tax (a)	23	24	25
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(3)
Withholding tax on dividends	2	3	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	(1)	—	1
Transfer to/(from) unrecognised deferred tax assets	—	(2)	—
Others	(1)	1	(1)

Underlying effective tax rate	23	26	26
Non-underlying items within operating profit (b)	—	—	(1)
Taxes related to the UK tax audit of intangible income and centralised services (b)	1	—	—
Impact of Spreads disposal (b)	—	—	(4)
Taxes related to the reorganisation of our European business (b)	1	2	—

Effective tax rate	25	28	21

(a)
The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.

(b)	See note 3 for explanation of non-underlying items.
Our tax rate is reduced by incentive tax credits, the benefit from preferential tax regimes that have been legislated by the countries and provinces concerned in order to promote economic development and investment. The tax rate is increased by business expenses which are not deductible for tax, such as entertainment costs and some interest expense and by irrecoverable withholding taxes on dividends paid by subsidiary companies and on other cross-border payments such as royalties and service fees, which cannot be offset against other taxes due. Uncertain tax provisions including the related interest and penalties amounted to €879 million (2019: €787 million). In 2020, a provision of €186

million was established in respect of the tax amortisation of intangible assets, including goodwill, related to Horlicks in India. Our expectation is that we will continue to provide for this until the matter is resolved. We note that the Indian budget on 1 February 2021 includes a proposal to exclude goodwill from the definition of tax depreciable assets effective 1 April 2020. If this were enacted €59 million of the provision would no longer be required with no material impact on the income statement.
The Group’s future tax charge and effective tax rate could be affected by several factors, including changes in tax laws and their interpretation and the continuing OECD international tax reform work, as well as the impact of acquisitions, disposals and any restructuring of our businesses.
6B. Deferred tax
Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:

•	goodwill not deductible for tax purposes;

•	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and

•	differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.
The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.

A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Movements in 2020 and 2019	€ million As at 1 January 2020	€ million Income statement	€ million Other	€ million As at 31 December 2020	€ million As at 1 January 2019	€ million Income statement	€ million Other	€ million As at 31 December 2019
Pensions and similar obligations	272	(97)	(95)	80	404	(81)	(51)	272
Provisions and accruals	756	38	(96)	698	821	(73)	8	756
Goodwill and intangible assets	(2,096)	23	(661)	(2,734)	(1,911)	(31)	(154)	(2,096)
Accelerated tax depreciation	(685)	9	35	(641)	(679)	12	(18)	(685)
Tax losses	184	32	(26)	190	130	63	(9)	184
Fair value gains	(50)	12	(14)	(52)	155	(200)	(5)	(50)
Fair value losses	15	(6)	36	45	22	(2)	(5)	15
Share-based payments	156	(30)	20	146	175	(39)	20	156
Lease liability	319	9	(34)	294	428	(113)	4	319
Right of use asset	(269)	(4)	29	(244)	(370)	107	(6)	(269)
Other (a)	161	373	(8)	526	77	73	11	161

	(1,237)	359	(814)	(1,692)	(748)	(284)	(205)	(1,237)

(a)
The deferred tax - other includes the recognition of an asset of €345 million relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.

At the balance sheet date, the Group had unused tax losses of €4,808 million (2019: €4,790 million) and tax credits amounting to €454 million (2019: €524 million) available for offset against future taxable profits. Deferred tax assets have not been recognised in respect of unused tax losses of €4,246 million (2019: €4,272 million) and tax credits of €429 million (2019: €497 million), as it is not probable that there will be future taxable profits within the entities against which the losses and credits can be utilised. Of these losses €4,195 million (2019: €4,108 million) have expiry dates, the majority being corporate income tax losses in the Netherlands which expire between now and 2027.
Deferred tax assets have not been recognised in respect of other deductible temporary differences of
 €1,445 million (2019: €48 million)
 as it is not expected they will be utilised. Of these differences
€1,193 million relates to limitation on the deduction of interest expenses. There is no expiry date for these differences.
At the balance sheet date, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised was €2,097 million (2019: €2,476 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
	Assets	Assets	Liabilities	Liabilities	Total	Total
Movements in 2020 and 2019	2020	2019	2020	2019	2020	2019
Pensions and similar obligations	404	402	(324)	(130)	80	272
Provisions and accruals	408	495	290	261	698	756
Goodwill and intangible assets	330	248	(3,064)	(2,344)	(2,734)	(2,096)
Accelerated tax depreciation	(37)	(67)	(604)	(618)	(641)	(685)
Tax losses	161	153	29	31	190	184
Fair value gains	(1)	(14)	(51)	(36)	(52)	(50)
Fair value losses	27	—	18	15	45	15
Share-based payments	26	31	120	125	146	156
Lease liability	157	170	137	149	294	319
Right of use asset	(128)	(142)	(116)	(127)	(244)	(269)
Other	127	60	399	101	526	161

	1,474	1,336	(3,166)	(2,573)	(1,692)	(1,237)

Of which deferred tax to be recovered/(settled) after more than 12 months	1,230	1,030	(3,311)	(2,681)	(2,081)	(1,651)

6C. Tax on items recognised in equity or other comprehensive income
Income tax is recognised in equity or other comprehensive income for items recognised directly in equity or other comprehensive income.

Tax effects directly recognised in equity or other comprehensive income were as follows:

		€ million		€ million	€ million
	€ million	Tax	€ million		Tax	€ million
	Before	(charge)/	After	Before	(charge)/	After
	tax	credit	tax	tax	credit	tax
Movements in 2020 and 2019	2020	2020	2020	2019	2019	2019
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	77	1	78	35	(6)	29
Cash flow hedges	87	(27)	60	198	(22)	176
Remeasurements of defined benefit pension plans	250	(35)	215	381	(28)	353
Currency retranslation gains/(losses)	(2,646)	56	(2,590)	6	(21)	(15)

	(2,232)	(5)	(2,237)	620	(77)	543